Description of Business (Details Narrative) - USD ($) $ in Millions		1 Months Ended
	Dec. 17, 2025	Jan. 31, 2025
Joint venture formation description		SAI formed a 50:50 joint venture
Liabilities	$ 3.9
Common Class A [Member]
Common stock issued	10,506,472
Common Class B [Member]
Common stock issued	136,341